DEFERRED TAX - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred tax assets, at 1 January	£ 2,741
Other charge to equity	(226)
Deferred tax assets, at 31 December	3,118	£ 2,741
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(45)
Deferred tax liabilities, at 31 December	(39)	(45)
Other temporary differences
Deferred tax liabilities
Exchange and other adjustments	2
Prior to offsetting of balances within same taxing jurisdiction
Deferred tax assets
Deferred tax assets, at 1 January	5,527	4,938
Credit (charge) to the income statement	1,517	588
Credit (charge) to other comprehensive income	34	19
Other charge to equity	17	(18)
Deferred tax assets, at 31 December	7,095	5,527
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(2,831)	(2,316)
(Charge) credit to the income statement	(1,126)	(300)
(Charge) credit to other comprehensive income	(61)	(214)
Exchange and other adjustments	2	(1)
Deferred tax liabilities, at 31 December	(4,016)	(2,831)
Prior to offsetting of balances within same taxing jurisdiction | Tax losses
Deferred tax assets
Deferred tax assets, at 1 January	4,064	3,611
Credit (charge) to the income statement	959	453
Credit (charge) to other comprehensive income	0	0
Other charge to equity	0	0
Deferred tax assets, at 31 December	5,023	4,064
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment
Deferred tax assets
Deferred tax assets, at 1 January	668	663
Credit (charge) to the income statement	76	5
Credit (charge) to other comprehensive income	0	0
Other charge to equity	0	0
Deferred tax assets, at 31 December	744	668
Prior to offsetting of balances within same taxing jurisdiction | Provisions
Deferred tax assets
Deferred tax assets, at 1 January	254	226
Credit (charge) to the income statement	12	6
Credit (charge) to other comprehensive income	36	22
Other charge to equity	0	0
Deferred tax assets, at 31 December	302	254
Prior to offsetting of balances within same taxing jurisdiction | Share- based payments
Deferred tax assets
Deferred tax assets, at 1 January	29	51
Credit (charge) to the income statement	(8)	(4)
Credit (charge) to other comprehensive income	0	0
Other charge to equity	17	(18)
Deferred tax assets, at 31 December	38	29
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities
Deferred tax assets
Deferred tax assets, at 1 January	56	53
Credit (charge) to the income statement	15	6
Credit (charge) to other comprehensive income	(2)	(3)
Other charge to equity	0	0
Deferred tax assets, at 31 December	69	56
Prior to offsetting of balances within same taxing jurisdiction | Derivatives
Deferred tax assets
Deferred tax assets, at 1 January	159	149
Credit (charge) to the income statement	541	10
Credit (charge) to other comprehensive income	0	0
Other charge to equity	0	0
Deferred tax assets, at 31 December	700	159
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(756)	(601)
(Charge) credit to the income statement	(567)	(46)
(Charge) credit to other comprehensive income	814	(109)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(509)	(756)
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluation
Deferred tax assets
Deferred tax assets, at 1 January	29	0
Credit (charge) to the income statement	(29)	29
Credit (charge) to other comprehensive income	0	0
Other charge to equity	0	0
Deferred tax assets, at 31 December	0	29
Deferred tax liabilities
Deferred tax liabilities, at 1 January	0	(35)
(Charge) credit to the income statement	(27)	(25)
(Charge) credit to other comprehensive income	(29)	60
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(56)	0
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences
Deferred tax assets
Deferred tax assets, at 1 January	268	185
Credit (charge) to the income statement	(49)	83
Credit (charge) to other comprehensive income	0	0
Other charge to equity	0	0
Deferred tax assets, at 31 December	219	268
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(240)	(163)
(Charge) credit to the income statement	(93)	(76)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		(1)
Deferred tax liabilities, at 31 December	(331)	(240)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(228)	(21)
(Charge) credit to the income statement	(47)	(207)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(275)	(228)
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(843)	(830)
(Charge) credit to the income statement	(319)	(13)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(1,162)	(843)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(372)	(516)
(Charge) credit to the income statement	20	144
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(352)	(372)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(392)	(150)
(Charge) credit to the income statement	(93)	(77)
(Charge) credit to other comprehensive income	(846)	(165)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	£ (1,331)	£ (392)